INCOME TAXES (Details 2) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2011	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Prc Statutory Tax Rate To Earnings Loss Before Income [Line Items]
Income / (loss) before income taxes		$ 4,875	29,515	54,546	(137,666)
PRC statutory tax rate	34.00%	25.00%	25.00%	25.00%	25.00%
Computed “expected” income tax expense / (benefit)		1,219	7,379	13,637	(34,417)
Effect of PRC preferential income tax rate		0	0	0	(471)
Effect of PRC tax holiday		(3,574)	(21,638)	(29,113)	(33,947)
PRC R&D bonus deduction		0	0	0	(1,617)
Tax rate differential for U.S and Hong Kong entities		903	5,465	(726)	13,375
Entities of other foreign jurisdictions not subject to income tax		(47)	(282)	171	112
Change in valuation allowance		(341)	(2,065)	3,921	(1,544)
Non-taxable items:
Interest income		(1)	(2)	(61)	(63)
Foreign exchange gain		(59)	(354)	(455)	(56)
Disposal of subsidiaries		(1,160)	(7,024)	(17)	0
Other non-taxable income		0	0	(485)	0
Non-deductible items:
Impairment loss of goodwill		0	0	0	43,146
Allowance for doubtful accounts		69	416	0	384
Share-based compensation		2,077	12,575	16,486	16,679
Professional fees		0	0	0	2,462
Foreign exchange loss		25	152	827	0
Other non-deductible items		72	433	499	595
Deemed income for income tax purposes		677	4,096	1,155	6,915
Income tax (benefit)/expense		$ (140)	(849)	5,839	11,553